Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Results of Operations (Unaudited)
Summarized unaudited quarterly operating results for the Company for the years ending December 31, 2020 and 2019 are as follows:

	2020
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Interest income	$69,674	$65,607	$81,127	$98,236
Interest expense	13,425	10,270	12,299	12,992
Net interest income	56,249	55,337	68,828	85,244
Provision for credit losses	27,964	24,039	45,834	(3,231)
Provision for credit losses on unfunded commitments	1,601	1,882	9,567	311
Net interest income after provision for loan losses	26,684	29,416	13,427	88,164
Noninterest income	42,700	81,491	97,026	80,638
Noninterest expense	68,559	80,579	118,092	109,855
Income tax expense (benefit)	80	7,455	(2,040)	13,337
Net income (loss) attributable to FB Financial Corporation and noncontrolling interest	$745	$22,873	$(5,599)	$45,610
Net income applicable to noncontrolling interest	—	—	—	8
Net income (loss) applicable to FB Financial Corporation	$745	$22,873	$(5,599)	$45,602
Weighted average common shares outstanding:
Basic	31,257,739	32,094,274	40,154,841	47,204,738
Fully diluted	31,734,112	32,506,417	40,637,745	47,791,659
Earnings per share
Basic	$0.02	$0.71	$(0.14)	$0.97
Fully diluted	$0.02	$0.70	$(0.14)	$0.95

	2019
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Interest income	$65,933	$71,719	$73,242	$71,643
Interest expense	12,917	14,696	14,937	13,951
Net interest income	53,016	57,023	58,305	57,692
Provision for loan losses	1,391	881	1,831	2,950
Net interest income after provision for loan losses	51,625	56,142	56,474	54,742
Noninterest income	29,039	32,979	38,145	35,234
Noninterest expense	55,101	64,119	62,935	62,686
Income tax expense	5,975	6,314	7,718	5,718
Net income	$19,588	$18,688	$23,966	$21,572
Weighted average common shares outstanding:
Basic	30,786,684	30,859,596	30,899,583	30,934,092
Fully diluted	31,349,198	31,378,018	31,425,573	31,470,565
Earnings per share
Basic	$0.63	$0.60	$0.77	$0.69
Fully diluted	$0.62	$0.59	$0.76	$0.68